Subsequent Events (Details) - $ / shares	Mar. 07, 2018	Mar. 28, 2017
2016 Share Incentive Plan | Restricted Share Units | Certain directors, executive officers and the employees
Subsequent Events
Shares authorized by the board under the plan		679,645
Subsequent Events | ADSs
Subsequent Events
Special dividend	$ 0.20
Subsequent Events | Employee Incentive Platform | Restricted Share Units | Class A ordinary shares | Certain directors, executive officers and the employees
Subsequent Events
Number of share units granted	906,949
Value	$ 0
Subsequent Events | 2016 Share Incentive Plan | Restricted Share Units | Certain directors, executive officers and the employees
Subsequent Events
Shares authorized by the board under the plan	831,245